(LOSS) EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2023
Loss earnings per share
SCHEDULE OF EARNINGS PER SHARE, BASIC AND DILUTED

The following table presents a reconciliation of basic and diluted net (loss) income per share:

	For the Years Ended June 30,
	2023	2022	2021
Net income (loss) attributable to the Company	$(7,200,263)	$3,235,559	$1,512,364
Weighted average number of common shares outstanding - Basic	39,668,780	33,711,659	27,499,367
Dilutive securities -unexercised warrants and options	-	301,975	55,444
Weighted average number of common shares outstanding – diluted	39,668,780	34,013,634	27,554,811
Earnings (loss) per share - Basic	$(0.18)	$0.10	$0.05
Earnings (loss) per share – Diluted	$(0.18)	$0.10	$0.05